Business Segment and Concentration	12 Months Ended
Jan. 31, 2022
Disclosure of operating segments [abstract]
Business Segment and Concentration [Text Block]

16. Business Segment and Concentration

The Company, through its subsidiaries, is currently focused on artificial intelligence ("AI") technologies which are targeting two specific areas: 1) workplace health and safety and 2) healthcare. All assets are located in Canada except property and equipment for $76,255 which is located in India.

During the year ended January 31, 2022, one customer represented 100% of the total revenue and represented 100% of the total accounts receivable.